AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 88.6%
Affiliated Mutual Fund — 43.6%
Fixed Income
AST J.P. Morgan Fixed Income Central Portfolio*	181,491,224	$2,016,367,501
(cost $1,859,863,777)(wa)
Common Stocks — 38.1%
Aerospace & Defense — 0.7%
Airbus SE (France)	48,256	7,062,571
General Dynamics Corp.	6,302	1,904,464
Loar Holdings, Inc.*(a)	4,389	327,376
Northrop Grumman Corp.	1,119	590,910
RTX Corp.	16,204	1,963,277
Safran SA (France)	74,192	17,459,085
Woodward, Inc.	5,302	909,346
		30,217,029
Air Freight & Logistics — 0.1%
Delhivery Ltd. (India)*	36,026	182,641
FedEx Corp.	8,117	2,221,461
United Parcel Service, Inc. (Class B Stock)	12,201	1,663,484
ZTO Express Cayman, Inc. (China)	18,550	463,442
		4,531,028
Automobile Components — 0.2%
Cie Generale des Etablissements Michelin SCA (France)	146,057	5,931,856
Fuyao Glass Industry Group Co. Ltd. (China) (Class H Stock), 144A	177,600	1,193,567
HL Mando Co. Ltd. (South Korea)	10,273	289,227
LCI Industries(a)	2,187	263,621
		7,678,271
Automobiles — 0.4%
Bajaj Auto Ltd. (India)	4,568	672,508
BYD Co. Ltd. (China) (Class H Stock)	9,000	321,102
Hyundai Motor Co. (South Korea)	3,491	650,173
Kia Corp. (South Korea)	63,212	4,813,327
Mahindra & Mahindra Ltd. (India)	22,947	846,939
Maruti Suzuki India Ltd. (India)	5,996	946,764
Tata Motors Ltd. (India)	45,758	531,492
Tesla, Inc.*	42,597	11,144,653
		19,926,958
Banks — 2.6%
Absa Group Ltd. (South Africa)	86,491	878,083
Al Rajhi Bank (Saudi Arabia)	48,001	1,118,582
Banco Bilbao Vizcaya Argentaria SA (Spain)	19,544	211,120
Banco do Brasil SA (Brazil)	203,597	1,019,536
Banco Santander Chile (Chile)	10,256,075	533,752
Bank Central Asia Tbk PT (Indonesia)	9,972,700	6,801,065
Bank Mandiri Persero Tbk PT (Indonesia)	1,619,400	744,916
Bank of America Corp.	371,425	14,738,144
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	3,551,672	1,161,618
BankUnited, Inc.	32,352	1,178,907
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Capitec Bank Holdings Ltd. (South Africa)	2,661	$467,895
China Construction Bank Corp. (China) (Class H Stock)	2,579,000	1,923,161
China Merchants Bank Co. Ltd. (China) (Class H Stock)	264,500	1,281,732
CIMB Group Holdings Bhd (Malaysia)	236,200	462,205
Commerce Bancshares, Inc.	17,034	1,011,820
Credicorp Ltd. (Peru)	6,627	1,199,288
Cullen/Frost Bankers, Inc.(a)	10,934	1,223,077
DBS Group Holdings Ltd. (Singapore)	387,890	11,487,097
Fifth Third Bancorp	20,845	893,000
First Citizens BancShares, Inc. (Class A Stock)(a)	1,165	2,144,707
First Financial Bancorp	47,804	1,206,095
First Hawaiian, Inc.	54,918	1,271,352
First Interstate BancSystem, Inc. (Class A Stock)	41,355	1,268,771
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	117,439	835,851
Hana Financial Group, Inc. (South Korea)	24,743	1,110,267
HDFC Bank Ltd. (India)	100,526	2,070,265
HDFC Bank Ltd. (India), ADR(a)	63,992	4,003,339
HSBC Holdings PLC (United Kingdom)	80,400	724,168
ICICI Bank Ltd. (India)	122,835	1,864,089
KakaoBank Corp. (South Korea)	20,890	336,893
KB Financial Group, Inc. (South Korea)	19,285	1,189,929
KBC Group NV (Belgium)	69,706	5,545,672
Kotak Mahindra Bank Ltd. (India)	51,430	1,136,840
Lloyds Banking Group PLC (United Kingdom)	12,102,699	9,516,260
M&T Bank Corp.	26,821	4,777,356
Mitsubishi UFJ Financial Group, Inc. (Japan)	465,600	4,781,061
OTP Bank Nyrt (Hungary)	13,886	726,312
PNC Financial Services Group, Inc. (The)	13,178	2,435,953
Regional SAB de CV (Mexico)	39,529	229,405
Regions Financial Corp.	84,194	1,964,246
Saudi National Bank (The) (Saudi Arabia)	107,236	984,153
ServisFirst Bancshares, Inc.	12,288	988,570
UniCredit SpA (Italy)	132,618	5,822,146
Wells Fargo & Co.	216,324	12,220,143
Wintrust Financial Corp.	13,106	1,422,394
		118,911,235
Beverages — 0.9%
Coca-Cola Co. (The)	108,074	7,766,198
Constellation Brands, Inc. (Class A Stock)	5,568	1,434,818
Diageo PLC (United Kingdom)	254,896	8,903,493
Heineken NV (Netherlands)	146,538	13,008,209
Keurig Dr. Pepper, Inc.	56,913	2,133,099
Pernod Ricard SA (France)	37,659	5,697,521
Primo Water Corp.	51,587	1,302,572
A1

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Beverages (cont’d.)
Wuliangye Yibin Co. Ltd. (China) (Class A Stock)	18,400	$421,566
		40,667,476
Biotechnology — 0.6%
AbbVie, Inc.	68,687	13,564,309
Alnylam Pharmaceuticals, Inc.*	4,237	1,165,302
Biocon Ltd. (India)	116,049	502,238
Exact Sciences Corp.*(a)	9,812	668,393
Natera, Inc.*	14,322	1,818,178
Regeneron Pharmaceuticals, Inc.*	8,629	9,071,150
Vertex Pharmaceuticals, Inc.*	1,687	784,590
		27,574,160
Broadline Retail — 1.4%
Alibaba Group Holding Ltd. (China)	242,572	3,223,487
Amazon.com, Inc.*	312,037	58,141,854
MercadoLibre, Inc. (Brazil)*	295	605,328
MYT Holding LLC (Class B Stock)*^	93,730	42,179
PDD Holdings, Inc. (China), ADR*	11,682	1,574,850
Savers Value Village, Inc.*(a)	51,577	542,590
		64,130,288
Building Products — 0.3%
AAON, Inc.	6,092	656,961
AZEK Co., Inc. (The)*	28,537	1,335,532
Carlisle Cos., Inc.	4,515	2,030,621
Fortune Brands Innovations, Inc.	16,967	1,519,056
Hayward Holdings, Inc.*(a)	108,601	1,665,939
Janus International Group, Inc.*(a)	108,783	1,099,796
SAL TopCo LLC*^	1,709,579	17,096
Simpson Manufacturing Co., Inc.	8,245	1,577,021
Trane Technologies PLC	7,084	2,753,763
		12,655,785
Capital Markets — 1.5%
3i Group PLC (United Kingdom)	197,314	8,740,714
B3 SA - Brasil Bolsa Balcao (Brazil)	223,877	441,368
Banco BTG Pactual SA (Brazil), UTS	113,729	698,946
Blackstone, Inc.	16,563	2,536,292
Charles Schwab Corp. (The)	92,584	6,000,369
CME Group, Inc.	16,241	3,583,577
Deutsche Boerse AG (Germany)	22,235	5,220,082
Evercore, Inc. (Class A Stock)	6,193	1,568,935
Goldman Sachs Group, Inc. (The)	3,279	1,623,466
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	167,400	6,838,351
Interactive Brokers Group, Inc. (Class A Stock)	13,894	1,936,268
Japan Exchange Group, Inc. (Japan)	175,100	2,275,654
KKR & Co., Inc.	15,756	2,057,418
London Stock Exchange Group PLC (United Kingdom)	31,733	4,344,598
LPL Financial Holdings, Inc.	2,395	557,149
MarketAxess Holdings, Inc.	4,694	1,202,603
Moelis & Co. (Class A Stock)(a)	11,468	785,673
Moody’s Corp.	4,894	2,322,643
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Morgan Stanley	14,691	$1,531,390
Morningstar, Inc.	2,568	819,500
Northern Trust Corp.(a)	23,929	2,154,328
State Street Corp.	26,555	2,349,321
StepStone Group, Inc. (Class A Stock)(a)	23,961	1,361,704
UBS Group AG (Switzerland)	254,189	7,865,637
		68,815,986
Chemicals — 0.9%
Air Liquide SA (France)	36,379	7,025,157
Axalta Coating Systems Ltd.*	74,047	2,679,761
Balchem Corp.	5,316	935,616
Dow, Inc.	49,285	2,692,440
Element Solutions, Inc.	22,112	600,562
Ganfeng Lithium Group Co. Ltd. (China) (Class A Stock)	60,200	292,097
LG Chem Ltd. (South Korea)	2,916	791,484
Linde PLC	13,796	6,580,768
Perimeter Solutions SA*	70,021	941,782
Quaker Chemical Corp.(a)	8,816	1,485,408
Shin-Etsu Chemical Co. Ltd. (Japan)	403,200	16,849,888
		40,874,963
Commercial Services & Supplies — 0.2%
Casella Waste Systems, Inc. (Class A Stock)*	15,452	1,537,319
Copart, Inc.*	35,310	1,850,244
Driven Brands Holdings, Inc.*	66,074	942,876
MSA Safety, Inc.	9,586	1,699,981
RB Global, Inc. (Canada)(a)	7,328	589,831
UniFirst Corp.	5,170	1,027,021
		7,647,272
Communications Equipment — 0.1%
Accton Technology Corp. (Taiwan)	32,000	535,413
Arista Networks, Inc.*	3,884	1,490,757
Cisco Systems, Inc.	16,029	853,063
		2,879,233
Construction & Engineering — 0.5%
Quanta Services, Inc.	9,457	2,819,604
Vinci SA (France)	122,886	14,364,957
WillScot Holdings Corp.*(a)	98,416	3,700,442
		20,885,003
Construction Materials — 0.1%
Cemex SAB de CV (Mexico), ADR	48,664	296,850
Eagle Materials, Inc.	8,639	2,485,008
Martin Marietta Materials, Inc.	2,910	1,566,307
Siam Cement PCL (The) (Thailand), NVDR	50,500	376,165
UltraTech Cement Ltd. (India)	5,208	733,307
		5,457,637
Consumer Finance — 0.2%
American Express Co.	8,400	2,278,080

A2

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Consumer Finance (cont’d.)
Capital One Financial Corp.	28,171	$4,218,044
Shriram Finance Ltd. (India)	18,105	774,117
		7,270,241
Consumer Staples Distribution & Retail — 0.4%
Alimentation Couche-Tard, Inc. (Canada)	97,295	5,378,940
Atacadao SA (Brazil)*	241,679	410,806
Bid Corp. Ltd. (South Africa)	17,489	448,406
BIM Birlesik Magazalar A/S (Turkey)	38,746	561,310
BJ’s Wholesale Club Holdings, Inc.*	13,658	1,126,512
Casey’s General Stores, Inc.	3,265	1,226,693
Clicks Group Ltd. (South Africa)	33,438	768,276
Dino Polska SA (Poland), 144A*	5,033	458,148
Jeronimo Martins SGPS SA (Portugal)	14,741	289,454
Performance Food Group Co.*	25,892	2,029,156
Raia Drogasil SA (Brazil)	108,867	512,191
Shoprite Holdings Ltd. (South Africa)	48,528	828,826
Wal-Mart de Mexico SAB de CV (Mexico)	2,219,594	6,697,109
		20,735,827
Containers & Packaging — 0.2%
AptarGroup, Inc.	7,502	1,201,745
Graphic Packaging Holding Co.(a)	52,637	1,557,529
International Paper Co.(a)	17,564	858,001
Packaging Corp. of America	6,242	1,344,527
Silgan Holdings, Inc.	14,567	764,768
Smurfit WestRock PLC(a)	31,379	1,550,750
		7,277,320
Distributors — 0.0%
Pool Corp.	2,553	961,970
Diversified Consumer Services — 0.0%
Bright Horizons Family Solutions, Inc.*	10,310	1,444,740
Diversified Telecommunication Services — 0.2%
Deutsche Telekom AG (Germany)	145,063	4,260,392
GCI Liberty, Inc. (Class A Stock)*^	599	—
Hellenic Telecommunications Organization SA (Greece)	29,497	508,986
Koninklijke KPN NV (Netherlands)	862,943	3,524,506
Singapore Telecommunications Ltd. (Singapore)	276,700	695,738
Telkom Indonesia Persero Tbk PT (Indonesia)	2,950,000	584,142
Verizon Communications, Inc.	26,619	1,195,459
Windstream Holdings, Inc.*^	386	6,755
		10,775,978
Electric Utilities — 0.9%
Edison International	12,401	1,080,003
Entergy Corp.	5,475	720,565
NextEra Energy, Inc.	83,842	7,087,164
PG&E Corp.	86,543	1,710,955
Portland General Electric Co.	31,815	1,523,939
Southern Co. (The)	224,677	20,261,372
SSE PLC (United Kingdom)	348,798	8,791,247
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
Xcel Energy, Inc.	16,307	$1,064,847
		42,240,092
Electrical Equipment — 0.3%
AMETEK, Inc.	10,573	1,815,490
CG Power & Industrial Solutions Ltd. (India)	36,017	325,972
Eaton Corp. PLC	2,642	875,665
Havells India Ltd. (India)	16,628	399,291
Hubbell, Inc.	3,314	1,419,552
Legrand SA (France)	75,741	8,725,806
Shoals Technologies Group, Inc. (Class A Stock)*	85,832	481,518
Vertiv Holdings Co. (Class A Stock)	13,725	1,365,500
		15,408,794
Electronic Equipment, Instruments & Components — 0.3%
Badger Meter, Inc.	5,321	1,162,160
CDW Corp.	2,342	529,995
Cognex Corp.(a)	20,355	824,377
Delta Electronics, Inc. (Taiwan)	62,000	739,726
Fabrinet (Thailand)*	3,653	863,715
Keyence Corp. (Japan)	7,372	3,533,121
nLight, Inc.*	5,100	54,519
Novanta, Inc.*(a)	9,569	1,712,085
TD SYNNEX Corp.	19,144	2,298,812
		11,718,510
Energy Equipment & Services — 0.2%
Baker Hughes Co.	196,789	7,113,923
Cactus, Inc. (Class A Stock)(a)	19,684	1,174,544
TechnipFMC PLC (United Kingdom)	85,405	2,240,173
		10,528,640
Entertainment — 0.1%
NetEase, Inc. (China)	58,300	1,089,028
Netflix, Inc.*	3,993	2,832,115
SM Entertainment Co. Ltd. (South Korea)	6,304	321,940
Take-Two Interactive Software, Inc.*	9,204	1,414,747
		5,657,830
Financial Services — 1.3%
Berkshire Hathaway, Inc. (Class B Stock)*	12,368	5,692,496
Corpay, Inc.*	3,775	1,180,669
Fidelity National Information Services, Inc.	100,768	8,439,320
Fiserv, Inc.*	49,921	8,968,308
Mastercard, Inc. (Class A Stock)	61,454	30,345,985
MGIC Investment Corp.(a)	64,358	1,647,565
REC Ltd. (India)	48,501	321,080
WEX, Inc.*(a)	7,931	1,663,369
Yuanta Financial Holding Co. Ltd. (Taiwan)	429,420	429,290
		58,688,082

A3

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Food Products — 0.7%
Anjoy Foods Group Co. Ltd. (China) (Class A Stock)	32,100	$448,495
Britannia Industries Ltd. (India)	9,443	714,557
Chacha Food Co. Ltd. (China) (Class A Stock)	72,000	340,847
Freshpet, Inc.*	8,098	1,107,563
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	100,000	411,583
Mondelez International, Inc. (Class A Stock)	57,984	4,271,681
Nestle SA	216,574	21,764,049
Post Holdings, Inc.*	15,337	1,775,258
Tingyi Cayman Islands Holding Corp. (China)	256,000	367,273
Utz Brands, Inc.(a)	62,978	1,114,711
		32,316,017
Gas Utilities — 0.0%
China Resources Gas Group Ltd. (China)	153,900	615,966
Ground Transportation — 0.5%
Canadian Pacific Kansas City Ltd. (Canada)	48,083	4,112,360
Knight-Swift Transportation Holdings, Inc.	12,972	699,839
Landstar System, Inc.	6,905	1,304,147
Saia, Inc.*	3,028	1,324,023
Uber Technologies, Inc.*	196,150	14,742,634
Union Pacific Corp.	7,124	1,755,924
		23,938,927
Health Care Equipment & Supplies — 0.6%
Abbott Laboratories	53,780	6,131,458
Cooper Cos., Inc. (The)*	14,627	1,613,943
Envista Holdings Corp.*	60,550	1,196,468
Hoya Corp. (Japan)	25,200	3,490,289
ICU Medical, Inc.*	8,220	1,497,848
Intuitive Surgical, Inc.*	7,368	3,619,677
Medtronic PLC	10,522	947,296
Neogen Corp.*(a)	43,576	732,513
QuidelOrtho Corp.*	17,816	812,410
Terumo Corp. (Japan)	252,300	4,779,694
Zimmer Biomet Holdings, Inc.	9,005	972,090
		25,793,686
Health Care Providers & Services — 1.0%
Cencora, Inc.	10,801	2,431,089
Chemed Corp.	2,364	1,420,693
Cigna Group (The)	3,802	1,317,165
Concentra Group Holdings Parent, Inc.*	29,380	656,937
CVS Health Corp.	22,675	1,425,804
Encompass Health Corp.	20,174	1,949,615
HCA Healthcare, Inc.	6,393	2,598,307
HealthEquity, Inc.*	14,565	1,192,145
Henry Schein, Inc.*	31,087	2,266,242
Humana, Inc.	4,075	1,290,716
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Labcorp Holdings, Inc.	7,391	$1,651,741
McKesson Corp.	3,167	1,565,828
NMC Health PLC (United Arab Emirates)*^	411	—
UnitedHealth Group, Inc.	48,112	28,130,124
		47,896,406
Health Care REITs — 0.1%
Welltower, Inc.(a)	50,780	6,501,363
Health Care Technology — 0.0%
Certara, Inc.*	55,999	655,748
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.	50,652	752,182
Host Hotels & Resorts, Inc.(a)	31,120	547,712
Ryman Hospitality Properties, Inc.(a)	14,217	1,524,631
		2,824,525
Hotels, Restaurants & Leisure — 1.2%
Alsea SAB de CV (Mexico)	127,059	349,751
Booking Holdings, Inc.	830	3,496,060
Domino’s Pizza, Inc.	2,621	1,127,397
DoorDash, Inc. (Class A Stock)*	13,807	1,970,673
Expedia Group, Inc.*	7,517	1,112,666
H World Group Ltd. (China)	141,400	532,272
Hilton Worldwide Holdings, Inc.	4,141	954,500
InterContinental Hotels Group PLC (United Kingdom)	43,593	4,747,285
McDonald’s Corp.	45,513	13,859,164
Meituan (China) (Class B Stock), 144A*	22,900	486,290
Monarch Casino & Resort, Inc.	12,170	964,716
Planet Fitness, Inc. (Class A Stock)*	16,100	1,307,642
Starbucks Corp.	10,987	1,071,123
Texas Roadhouse, Inc.	3,358	593,023
Vail Resorts, Inc.	6,018	1,048,877
Wendy’s Co. (The)	65,982	1,156,005
Yum China Holdings, Inc. (China) (NYSE)	109,471	4,928,384
Yum China Holdings, Inc. (China) (XHKG)	9,050	421,223
Yum! Brands, Inc.	105,527	14,743,177
		54,870,228
Household Durables — 0.3%
Crompton Greaves Consumer Electricals Ltd. (India)	75,754	375,931
Garmin Ltd.(a)	8,942	1,574,060
Haier Smart Home Co. Ltd. (China) (Class H Stock)	245,200	960,464
Midea Group Co. Ltd. (China) (Class A Stock) (XSEC)	107,500	1,159,901
Midea Group Co. Ltd. (China) (Class A Stock) (XSHE)	11,493	124,007
Mohawk Industries, Inc.*	12,883	2,070,041
Sony Group Corp. (Japan)	406,315	7,893,723
		14,158,127

A4

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Household Products — 0.0%
Procter & Gamble Co. (The)	13,610	$2,357,252
Industrial Conglomerates — 0.4%
3M Co.	7,924	1,083,211
Hitachi Ltd. (Japan)	226,500	6,006,177
Honeywell International, Inc.	46,137	9,536,979
		16,626,367
Industrial REITs — 0.2%
EastGroup Properties, Inc.	10,694	1,997,853
Prologis, Inc.	50,086	6,324,860
		8,322,713
Insurance — 1.4%
AIA Group Ltd. (Hong Kong)	824,200	7,197,621
Aon PLC (Class A Stock)	24,584	8,505,818
Arch Capital Group Ltd.*	7,940	888,327
Baldwin Insurance Group, Inc. (The) (Class A Stock)*	19,132	952,774
Chubb Ltd.	5,411	1,560,478
Intact Financial Corp. (Canada)	33,177	6,370,710
Kinsale Capital Group, Inc.(a)	2,207	1,027,513
Loews Corp.	42,370	3,349,349
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	21,227	11,697,020
PB Fintech Ltd. (India)*	9,893	190,690
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	304,000	450,001
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	202,000	1,268,465
Progressive Corp. (The)	13,290	3,372,470
RLI Corp.(a)	7,676	1,189,627
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	2,160	570,884
SBI Life Insurance Co. Ltd. (India), 144A	25,612	562,482
Tokio Marine Holdings, Inc. (Japan)	271,500	10,011,412
Travelers Cos., Inc. (The)	13,248	3,101,622
W.R. Berkley Corp.	18,331	1,039,918
		63,307,181
Interactive Media & Services — 1.8%
Alphabet, Inc. (Class C Stock)	56,548	9,454,260
IAC, Inc.*	29,696	1,598,239
Kanzhun Ltd. (China), ADR(a)	30,808	534,827
Meta Platforms, Inc. (Class A Stock)	85,265	48,809,096
Tencent Holdings Ltd. (China)	426,200	23,698,805
		84,095,227
IT Services — 0.1%
Coforge Ltd. (India)	5,708	477,960
Globant SA*(a)	2,632	521,505
Infosys Ltd. (India)	63,582	1,420,215
International Business Machines Corp.	4,492	993,091
MongoDB, Inc.*	2,871	776,175
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Snowflake, Inc. (Class A Stock)*	5,255	$603,589
		4,792,535
Leisure Products — 0.1%
Acushnet Holdings Corp.(a)	15,440	984,300
Brunswick Corp.	16,441	1,378,085
		2,362,385
Life Sciences Tools & Services — 0.1%
Azenta, Inc.*(a)	11,298	547,275
IQVIA Holdings, Inc.*	3,451	817,783
Mettler-Toledo International, Inc.*	606	908,818
Thermo Fisher Scientific, Inc.	3,236	2,001,693
		4,275,569
Machinery — 0.9%
Atlas Copco AB (Sweden) (Class A Stock)	280,876	5,443,492
Douglas Dynamics, Inc.	10,674	294,389
Dover Corp.	10,783	2,067,532
Hillman Solutions Corp.*	122,394	1,292,481
Ingersoll Rand, Inc.	18,661	1,831,764
ITT, Inc.	13,563	2,027,804
Jiangsu Hengli Hydraulic Co. Ltd. (China) (Class A Stock)	55,200	492,969
Lincoln Electric Holdings, Inc.	4,861	933,409
Middleby Corp. (The)*	2,310	321,390
Otis Worldwide Corp.	171,386	17,813,861
RBC Bearings, Inc.*(a)	5,436	1,627,430
Techtronic Industries Co. Ltd. (Hong Kong)	52,000	776,278
Timken Co. (The)	10,682	900,386
Toro Co. (The)	11,991	1,039,979
Volvo AB (Sweden) (Class B Stock)	205,087	5,425,002
		42,288,166
Media — 0.1%
Nexstar Media Group, Inc.(a)	5,413	895,040
Sirius XM Holdings, Inc.(a)	30,694	725,913
Trade Desk, Inc. (The) (Class A Stock)*	20,591	2,257,803
		3,878,756
Metals & Mining — 0.2%
Anglogold Ashanti PLC (United Kingdom)	13,117	348,841
BHP Group Ltd. (Australia) (XASX)	231,098	7,174,706
BHP Group Ltd. (Australia) (XJSE)	630	19,545
Hindalco Industries Ltd. (India)	51,452	465,068
Severstal PAO (Russia), GDR*^	17,534	2
Tata Steel Ltd. (India)	202,137	406,852
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	302,000	674,260
		9,089,274
Multi-Utilities — 0.4%
CMS Energy Corp.	22,871	1,615,379
Dominion Energy, Inc.	91,843	5,307,607

A5

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Multi-Utilities (cont’d.)
E.ON SE (Germany)	452,560	$6,739,497
NiSource, Inc.	116,968	4,052,941
Public Service Enterprise Group, Inc.	13,160	1,174,003
		18,889,427
Office REITs — 0.0%
Embassy Office Parks REIT (India)	71,844	334,353
Oil, Gas & Consumable Fuels — 1.3%
BP PLC	1,013,120	5,283,966
Chevron Corp.	24,338	3,584,257
ConocoPhillips	31,091	3,273,260
Coterra Energy, Inc.	32,067	768,005
DT Midstream, Inc.	15,833	1,245,424
EOG Resources, Inc.	32,834	4,036,284
EQT Corp.	16,290	596,866
Exxon Mobil Corp.	138,575	16,243,762
Kinder Morgan, Inc.	93,118	2,056,977
Phillips 66	13,492	1,773,523
PTT Exploration & Production PCL (Thailand)	127,100	518,417
Reliance Industries Ltd. (India)	51,863	1,824,694
Saudi Arabian Oil Co. (Saudi Arabia), 144A	69,012	499,057
Shell PLC	427,692	13,875,072
SM Energy Co.(a)	37,185	1,486,284
S-Oil Corp. (South Korea)	7,018	329,288
Thai Oil PCL (Thailand)	477,385	761,749
Williams Cos., Inc. (The)	50,822	2,320,024
		60,476,909
Personal Care Products — 0.0%
elf Beauty, Inc.*	8,911	971,566
Kenvue, Inc.	35,560	822,503
		1,794,069
Pharmaceuticals — 1.2%
Aspen Pharmacare Holdings Ltd. (South Africa)	26,889	302,906
AstraZeneca PLC (United Kingdom)	19,436	3,027,865
Bristol-Myers Squibb Co.	69,450	3,593,343
Eli Lilly & Co.	7,138	6,323,840
Intra-Cellular Therapies, Inc.*	12,043	881,186
Johnson & Johnson	122,654	19,877,307
Merck & Co., Inc.	15,611	1,772,785
Novo Nordisk A/S (Denmark) (Class B Stock)	143,944	17,073,417
Sanofi SA	34,129	3,929,590
		56,782,239
Professional Services — 0.5%
Booz Allen Hamilton Holding Corp.	10,230	1,665,035
ExlService Holdings, Inc.*	23,251	887,026
First Advantage Corp.*(a)	68,474	1,359,209
Paylocity Holding Corp.*	11,771	1,941,862
RELX PLC (United Kingdom) (XLON)	161,091	7,606,124
RELX PLC (United Kingdom) (BATE)	182,091	8,577,543
	Shares	Value
Common Stocks (continued)
Professional Services (cont’d.)
Verra Mobility Corp.*	48,491	$1,348,535
		23,385,334
Real Estate Management & Development — 0.2%
CBRE Group, Inc. (Class A Stock)*	8,167	1,016,628
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (China) (Class A Stock)	23,324	40,299
Cushman & Wakefield PLC*	144,546	1,970,162
KE Holdings, Inc. (China), ADR	17,476	347,947
Mitsui Fudosan Co. Ltd. (Japan)	468,400	4,413,665
Shanghai SMI Holding Co. Ltd. (China) (Class A Stock)	3,900	2,716
Shenzhen New Nanshan Holding Group Co. Ltd. (China) (Class A Stock)*	20,522	7,807
		7,799,224
Residential REITs — 0.1%
American Homes 4 Rent (Class A Stock)	37,762	1,449,683
Mid-America Apartment Communities, Inc.	13,054	2,074,281
		3,523,964
Retail REITs — 0.1%
Federal Realty Investment Trust	12,189	1,401,369
Kimco Realty Corp.	42,293	982,044
NNN REIT, Inc.(a)	27,258	1,321,741
Regency Centers Corp.	25,297	1,827,202
		5,532,356
Semiconductors & Semiconductor Equipment — 4.0%
Advanced Micro Devices, Inc.*	58,717	9,634,285
Allegro MicroSystems, Inc. (Japan)*(a)	44,791	1,043,630
Analog Devices, Inc.	4,521	1,040,599
ASE Technology Holding Co. Ltd. (Taiwan)	122,000	578,586
ASML Holding NV (Netherlands)	20,492	17,046,488
ASPEED Technology, Inc. (Taiwan)	3,200	432,715
Broadcom, Inc.	39,582	6,827,895
eMemory Technology, Inc. (Taiwan)	4,044	332,836
Entegris, Inc.	13,511	1,520,393
Lam Research Corp.	2,142	1,748,043
MACOM Technology Solutions Holdings, Inc.*	14,576	1,621,726
Microchip Technology, Inc.	78,765	6,324,042
Micron Technology, Inc.	58,441	6,060,916
NVIDIA Corp.	568,142	68,995,165
NXP Semiconductors NV (China)	2,615	627,626
ON Semiconductor Corp.*	12,966	941,461
Power Integrations, Inc.(a)	21,983	1,409,550
Realtek Semiconductor Corp. (Taiwan)	56,000	831,184
Silergy Corp. (China)	47,000	692,170
SK Hynix, Inc. (South Korea)	64,682	8,656,831
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	870,000	26,234,113

A6

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	109,890	$19,084,596
Teradyne, Inc.	11,767	1,575,954
Texas Instruments, Inc.	11,413	2,357,583
		185,618,387
Software — 2.3%
Clearwater Analytics Holdings, Inc. (Class A Stock)*	42,367	1,069,767
Crowdstrike Holdings, Inc. (Class A Stock)*	3,116	873,945
Dassault Systemes SE (France)	120,366	4,781,033
Guidewire Software, Inc.*	4,947	905,004
HubSpot, Inc.*	2,784	1,479,974
Intuit, Inc.	5,106	3,170,826
Microsoft Corp.	180,302	77,583,951
nCino, Inc.*(a)	28,218	891,407
Oracle Corp.	16,465	2,805,636
Palo Alto Networks, Inc.*	8,589	2,935,720
Qualys, Inc.*(a)	6,532	839,101
Salesforce, Inc.	29,606	8,103,458
SPS Commerce, Inc.*	1,990	386,398
Synopsys, Inc.*	3,084	1,561,707
Workiva, Inc.*(a)	8,744	691,825
		108,079,752
Specialized REITs — 0.3%
CubeSmart	22,874	1,231,308
Digital Realty Trust, Inc.	47,847	7,743,080
Lamar Advertising Co. (Class A Stock)(a)	12,509	1,671,202
Outfront Media, Inc.	600	11,028
Public Storage	4,875	1,773,866
Rayonier, Inc.	24,214	779,207
SBA Communications Corp.	2,772	667,220
Weyerhaeuser Co.	55,394	1,875,641
		15,752,552
Specialty Retail — 1.0%
AutoZone, Inc.*	3,612	11,377,944
Bath & Body Works, Inc.	58,134	1,855,637
Best Buy Co., Inc.(a)	10,656	1,100,765
Claire’s Private Placement*^	406	4,060
Dick’s Sporting Goods, Inc.	4,170	870,279
Five Below, Inc.*	7,402	653,967
Home Depot, Inc. (The)	5,978	2,422,286
Industria de Diseno Textil SA (Spain)	137,576	8,148,143
Lojas Renner SA (Brazil)	159,679	527,603
Lowe’s Cos., Inc.	7,816	2,116,964
Murphy USA, Inc.	2,045	1,007,919
Ross Stores, Inc.	92,266	13,886,956
TJX Cos., Inc. (The)	23,456	2,757,018
Ulta Beauty, Inc.*	1,362	529,981
		47,259,522
Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.	169,786	39,560,138
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Hewlett Packard Enterprise Co.	33,978	$695,190
Quanta Computer, Inc. (Taiwan)	120,000	1,000,108
Samsung Electronics Co. Ltd. (South Korea)	299,979	14,020,663
Western Digital Corp.*	80,158	5,473,990
Wiwynn Corp. (Taiwan)	7,000	379,402
Xiaomi Corp. (China) (Class B Stock), 144A*	174,800	492,358
		61,621,849
Textiles, Apparel & Luxury Goods — 0.7%
Carter’s, Inc.(a)	18,197	1,182,441
Columbia Sportswear Co.(a)	8,334	693,305
LVMH Moet Hennessy Louis Vuitton SE (France)	41,425	31,767,843
		33,643,589
Tobacco — 0.1%
ITC Ltd. (India)	172,271	1,064,704
Philip Morris International, Inc.	16,462	1,998,487
		3,063,191
Trading Companies & Distributors — 0.1%
Air Lease Corp.	14,113	639,178
Applied Industrial Technologies, Inc.	6,391	1,426,024
Core & Main, Inc. (Class A Stock)*	35,076	1,557,374
ITOCHU Corp. (Japan)	60,100	3,239,095
		6,861,671
Transportation Infrastructure — 0.0%
Grupo Aeroportuario del Sureste SAB de CV (Mexico) (Class B Stock)	24,770	699,963
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV (Mexico) (Class B Stock)	420,958	345,703
SK Telecom Co. Ltd. (South Korea)	9,575	407,754
TIM SA (Brazil)	189,928	654,744
T-Mobile US, Inc.	4,933	1,017,974
		2,426,175

Total Common Stocks (cost $1,462,803,845)		1,760,071,292
Preferred Stocks — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
Petroleo Brasileiro SA (Brazil) (PRFC)	208,757	1,382,593
Specialty Retail — 0.0%
Claire’s Stores, Inc., CVT*^	391	690,373

Total Preferred Stocks (cost $1,403,430)		2,072,966

A7

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Units	Value
Warrants* — 0.0%
Broadline Retail
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG, expiring 09/24/27^	693	$6,930
(cost $7)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 1.6%
Automobiles — 1.1%
Ally Auto Receivables Trust,
Series 2022-02, Class A3
4.760%	05/17/27	1,925	1,925,404
Series 2022-03, Class A3
5.070%	04/15/27	2,071	2,074,539
ARI Fleet Lease Trust,
Series 2023-A, Class A2, 144A
5.410%	02/17/32	832	833,836
BMW Vehicle Lease Trust,
Series 2023-01, Class A3
5.160%	11/25/25	631	631,604
Series 2023-02, Class A3
5.990%	09/25/26	2,746	2,772,070
Capital One Prime Auto Receivables Trust,
Series 2021-01, Class A3
0.770%	09/15/26	571	562,229
Series 2022-01, Class A3
3.170%	04/15/27	1,778	1,760,254
Series 2023-01, Class A3
4.870%	02/15/28	2,080	2,090,400
CarMax Auto Owner Trust,
Series 2021-04, Class A3
0.560%	09/15/26	301	295,776
Series 2022-01, Class A3
1.470%	12/15/26	771	757,598
Chesapeake Funding LLC,
Series 2023-02A, Class A1, 144A
6.160%	10/15/35	1,043	1,060,567
Enterprise Fleet Financing LLC,
Series 2023-01, Class A2, 144A
5.510%	01/22/29	1,594	1,602,848
Series 2023-02, Class A2, 144A
5.560%	04/22/30	2,363	2,385,377
Series 2023-03, Class A2, 144A
6.400%	03/20/30	1,231	1,258,412
Ford Credit Auto Lease Trust,
Series 2024-A, Class A3
5.060%	05/15/27	769	774,867
Ford Credit Auto Owner Trust,
Series 2021-A, Class A4
0.490%	09/15/26	520	513,303
Series 2022-C, Class A3
4.480%	12/15/26	1,770	1,768,011
Series 2022-D, Class A3
5.270%	05/17/27	926	930,398
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2024-C, Class A3
4.070%	07/15/29	1,200	$1,199,244
GM Financial Consumer Automobile Receivables Trust,
Series 2021-01, Class A4
0.540%	05/17/27	233	231,544
Series 2021-02, Class A4
0.820%	10/16/26	2,011	1,970,996
Series 2022-01, Class A3
1.260%	11/16/26	1,030	1,016,220
Series 2022-02, Class A3
3.100%	02/16/27	844	836,387
Honda Auto Receivables Owner Trust,
Series 2022-02, Class A3
3.730%	07/20/26	994	988,988
Series 2023-01, Class A3
5.040%	04/21/27	536	538,710
Hyundai Auto Receivables Trust,
Series 2020-C, Class A4
0.490%	11/16/26	237	236,191
Series 2021-C, Class A3
0.740%	05/15/26	313	309,889
Series 2022-B, Class A3
3.720%	11/16/26	2,519	2,507,844
Mercedes-Benz Auto Receivables Trust,
Series 2022-01, Class A3
5.210%	08/16/27	2,534	2,546,676
Porsche Financial Auto Securitization Trust,
Series 2023-01A, Class A3, 144A
4.810%	09/22/28	976	978,772
Tesla Auto Lease Trust,
Series 2023-A, Class A2, 144A
5.860%	08/20/25	1,229	1,229,929
Series 2023-B, Class A2, 144A
6.020%	09/22/25	497	498,301
Toyota Auto Receivables Owner Trust,
Series 2022-A, Class A3
1.230%	06/15/26	1,027	1,015,297
Series 2022-B, Class A3
2.930%	09/15/26	535	531,056
Series 2023-A, Class A3
4.630%	09/15/27	1,177	1,179,822
Toyota Lease Owner Trust,
Series 2023-A, Class A2, 144A
5.300%	08/20/25	216	216,470
USAA Auto Owner Trust,
Series 2022-A, Class A3, 144A
4.860%	11/16/26	367	366,620
Volkswagen Auto Lease Trust,
Series 2023-A, Class A3
5.810%	10/20/26	4,793	4,849,301
Volkswagen Auto Loan Enhanced Trust,
Series 2023-02, Class A2A
5.720%	03/22/27	1,286	1,293,038
World Omni Auto Receivables Trust,
Series 2021-A, Class A4
0.480%	09/15/26	223	219,593
A8

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2023-A, Class A3
4.830%	05/15/28	2,205	$2,209,953
			50,968,334
Credit Cards — 0.3%
American Express Credit Account Master Trust,
Series 2021-01, Class A
0.900%	11/15/26	2,729	2,715,327
Series 2022-02, Class A
3.390%	05/15/27	2,700	2,680,563
BA Credit Card Trust,
Series 2022-A01, Class A1
3.530%	11/15/27	833	827,280
Capital One Multi-Asset Execution Trust,
Series 2022-A02, Class A
3.490%	05/15/27	2,826	2,807,126
Discover Card Execution Note Trust,
Series 2022-A01, Class A1
1.960%	02/15/27	1,487	1,471,213
Series 2022-A03, Class A3
3.560%	07/15/27	1,091	1,083,167
			11,584,676
Equipment — 0.1%
Amur Equipment Finance Receivables X LLC,
Series 2022-01A, Class A2, 144A
1.640%	10/20/27	557	550,883
Dell Equipment Finance Trust,
Series 2023-03, Class A2, 144A
6.100%	04/23/29	333	334,539
HPEFS Equipment Trust,
Series 2024-01A, Class A3, 144A
5.180%	05/20/31	800	806,880
John Deere Owner Trust,
Series 2024-B, Class A2A
5.420%	05/17/27	2,627	2,648,777
			4,341,079
Home Equity Loans — 0.0%
GSAA Home Equity Trust,
Series 2007-04, Class A1, 1 Month SOFR + 0.314% (Cap N/A, Floor 0.200%)
5.169%(c)	03/25/37	15	4,161
Other — 0.1%
Verizon Master Trust,
Series 2022-02, Class A
1.530%	07/20/28	2,150	2,128,351
Series 2023-05, Class A1A
5.610%	09/08/28	2,824	2,854,733
Series 2024-01, Class A1A
5.000%	12/20/28	984	991,375
			5,974,459

Total Asset-Backed Securities (cost $72,453,502)			72,872,709
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds — 3.7%
Advertising — 0.0%
Omnicom Group, Inc./Omnicom Capital, Inc.,
Sr. Unsec’d. Notes
3.650%	11/01/24	2,064	$2,060,632
Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
3.800%	10/07/24	492	491,859
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
3.832%	04/27/25	1,405	1,396,887
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25	2,089	2,075,870
RTX Corp.,
Sr. Unsec’d. Notes
3.150%	12/15/24	1,774	1,763,958
3.950%	08/16/25	250	248,681
			5,977,255
Agriculture — 0.0%
Bunge Ltd. Finance Corp.,
Gtd. Notes
1.630%	08/17/25	721	701,919
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	04/22/25	328	326,122
			1,028,041
Auto Manufacturers — 0.3%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, GMTN
2.300%	09/09/26	398	385,368
Sr. Unsec’d. Notes, MTN, SOFR Index + 0.670% (Cap N/A, Floor 0.000%)
5.938%(c)	01/10/25	1,994	1,995,344
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
4.600%	08/13/27(a)	992	1,003,537
Gtd. Notes, 144A, SOFR Index + 0.550%
5.864%(c)	04/02/26	2,432	2,430,601
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A
3.500%	04/07/25	1,036	1,028,759
5.200%	01/17/25	881	880,942
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.650%	02/10/25	255	252,635
4.300%	09/24/27	877	874,678
5.800%	06/26/25	1,099	1,106,937
5.875%	04/07/25	322	322,990
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A
4.950%	03/30/25(a)	1,200	1,200,319
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, SOFR + 0.450%
5.520%(c)	05/15/26	342	341,874

A9

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Sr. Unsec’d. Notes, MTN, SOFR + 0.350% (Cap N/A, Floor 0.000%)
5.190%(c)	04/14/25	1,154	$1,154,044
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
3.350%	05/13/25	616	609,898
Gtd. Notes, 144A, SOFR + 0.830%
5.704%(c)	03/20/26	1,450	1,451,632
			15,039,558
Banks — 0.6%
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes
4.750%	01/18/27	650	659,894
Bank of America Corp.,
Sr. Unsec’d. Notes
1.734%(ff)	07/22/27	837	799,150
Sr. Unsec’d. Notes, MTN, 3 Month SOFR + 1.032%
6.274%(c)	02/05/26	2,711	2,716,597
Bank of New York Mellon (The),
Sr. Unsec’d. Notes, MTN, SOFR + 0.450%
5.363%(c)	03/13/26	1,751	1,747,886
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, SOFR + 0.620% (Cap N/A, Floor 0.000%)
5.806%(c)	04/25/25	1,713	1,714,346
Sr. Unsec’d. Notes, MTN
1.600%	04/24/25	710	698,032
Citibank NA,
Sr. Unsec’d. Notes, SOFR Index + 0.590%
5.754%(c)	04/30/26(a)	677	676,945
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.014%(ff)	01/25/26	1,070	1,059,187
3.300%	04/27/25(a)	979	970,757
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes
5.079%	01/10/25	1,576	1,576,078
Cooperatieve Rabobank UA (Netherlands),
Sr. Preferred Notes, MTN
3.375%	05/21/25	2,826	2,804,764
Goldman Sachs Bank USA,
Sr. Unsec’d. Notes, SOFR + 0.770%
5.656%(c)	03/18/27	961	961,159
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.500%	04/01/25	594	590,035
3.750%	05/22/25(a)	952	946,050
HSBC USA, Inc.,
Sr. Unsec’d. Notes
5.625%	03/17/25	2,662	2,670,205
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
4.000%	07/23/25	1,286	1,281,369
Morgan Stanley Bank NA,
Sr. Unsec’d. Notes
5.479%	07/16/25	1,461	1,472,472
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
National Australia Bank Ltd. (Australia),
Sr. Unsec’d. Notes
3.905%	06/09/27	400	$398,865
5.087%	06/11/27(a)	1,089	1,116,892
State Street Corp.,
Sr. Unsec’d. Notes
4.857%(ff)	01/26/26	950	948,979
UBS AG (Switzerland),
Sr. Unsec’d. Notes
7.950%	01/09/25	250	251,854
Sr. Unsec’d. Notes, MTN
3.700%	02/21/25	500	497,347
			26,558,863
Beverages — 0.1%
PepsiCo, Inc.,
Sr. Unsec’d. Notes, SOFR Index + 0.400%
5.494%(c)	02/13/26	2,399	2,401,686
5.499%(c)	11/12/24	363	362,852
			2,764,538
Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.125%	05/01/25(a)	1,414	1,401,148
Biogen, Inc.,
Sr. Unsec’d. Notes
4.050%	09/15/25	1,400	1,392,754
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.500%	02/01/25	576	573,280
			3,367,182
Building Materials — 0.0%
Johnson Controls International PLC,
Sr. Unsec’d. Notes
3.900%	02/14/26	1,181	1,172,182
Chemicals — 0.1%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
3.400%	12/01/26	594	582,902
Eastman Chemical Co.,
Sr. Unsec’d. Notes
3.800%	03/15/25	112	111,328
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.700%	11/01/26(a)	1,153	1,123,711
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
4.250%	08/08/25	795	792,979
			2,610,920
Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.800%	11/01/25	547	543,294

A10

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
3.850%	11/15/24	530	$528,847
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.400%	10/01/24	1,135	1,135,000
			2,207,141
Computers — 0.0%
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
5.900%	10/01/24	730	730,000
HP, Inc.,
Sr. Unsec’d. Notes
2.200%	06/17/25	1,000	981,630
			1,711,630
Cosmetics/Personal Care — 0.0%
High Ridge Brands Co.,
Sr. Unsec’d. Notes, 144A
8.875%	03/15/25^(d)	22	—
Diversified Financial Services — 0.1%
American Express Co.,
Sr. Unsec’d. Notes
1.650%	11/04/26	250	237,727
2.250%	03/04/25	2,021	1,999,884
3.950%	08/01/25	570	567,660
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
2.450%	03/03/27	1,168	1,121,629
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
3.650%	05/23/25	2,768	2,748,688
			6,675,588
Electric — 0.3%
Arizona Public Service Co.,
Sr. Unsec’d. Notes
3.150%	05/15/25	2,126	2,102,025
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
3.900%	10/01/25	658	653,947
DTE Energy Co.,
Sr. Unsec’d. Notes, Series C
2.529%	10/01/24	1,386	1,386,000
Entergy Corp.,
Sr. Unsec’d. Notes
0.900%	09/15/25	560	541,068
Eversource Energy,
Sr. Unsec’d. Notes, Series H
3.150%	01/15/25	689	684,751
Sr. Unsec’d. Notes, Series L
2.900%	10/01/24	1,364	1,364,000
Exelon Corp.,
Sr. Unsec’d. Notes
3.950%	06/15/25	406	403,850
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
3.250%	12/01/24	2,047	$2,039,491
Kentucky Utilities Co.,
First Mortgage
3.300%	10/01/25	270	267,253
MidAmerican Energy Co.,
First Mortgage
3.500%	10/15/24(a)	446	445,639
National Rural Utilities Cooperative Finance Corp.,
Sr. Unsec’d. Notes
4.120%	09/16/27	655	659,524
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
5.749%	09/01/25	2,070	2,091,713
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
3.508%	10/01/24	346	346,000
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A
3.100%	05/15/25	436	431,842
			13,417,103
Foods — 0.1%
General Mills, Inc.,
Sr. Unsec’d. Notes
4.000%	04/17/25	1,369	1,362,798
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.500%	05/04/25	1,803	1,767,685
Sysco Corp.,
Gtd. Notes
3.750%	10/01/25	1,370	1,360,395
			4,490,878
Healthcare-Products — 0.2%
Boston Scientific Corp.,
Sr. Unsec’d. Notes
1.900%	06/01/25	2,137	2,097,029
Stryker Corp.,
Sr. Unsec’d. Notes
1.150%	06/15/25(a)	2,178	2,125,074
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
1.215%	10/18/24	2,698	2,692,493
			6,914,596
Healthcare-Services — 0.0%
Cigna Group (The),
Gtd. Notes
3.250%	04/15/25(a)	749	742,714
Humana, Inc.,
Sr. Unsec’d. Notes
3.850%	10/01/24	259	259,000
4.500%	04/01/25	782	779,604
			1,781,318

A11

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance — 0.6%
Athene Global Funding,
Sr. Sec’d. Notes, 144A, MTN
4.860%	08/27/26	1,281	$1,289,772
Brighthouse Financial Global Funding,
Sec’d. Notes, 144A, MTN
5.550%	04/09/27	954	974,009
Chubb INA Holdings LLC,
Gtd. Notes
3.150%	03/15/25	2,756	2,734,663
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.500%	04/04/25	1,218	1,208,633
Corebridge Global Funding,
Sec’d. Notes, 144A
4.650%	08/20/27	274	277,292
5.350%	06/24/26(a)	1,153	1,174,117
Sr. Sec’d. Notes, 144A
5.750%	07/02/26	346	354,826
Jackson National Life Global Funding,
Sec’d. Notes, 144A
5.550%	07/02/27	330	338,873
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.500%	03/10/25	2,247	2,233,353
MassMutual Global Funding II,
Sec’d. Notes, 144A, SOFR + 0.870%
5.738%(c)	03/21/25	1,970	1,975,095
Met Tower Global Funding,
Sr. Sec’d. Notes, 144A
4.000%	10/01/27	250	249,722
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
3.450%	12/18/26	1,000	987,576
4.400%	06/30/27(a)	1,113	1,124,668
Mutual of Omaha Cos. Global Funding,
Sec’d. Notes, 144A
5.350%	04/09/27	1,000	1,025,519
New York Life Global Funding,
Sec’d. Notes, 144A, MTN
3.900%	10/01/27	1,000	997,783
Sec’d. Notes, 144A, MTN, SOFR Index + 0.930%
6.244%(c)	04/02/26	2,724	2,742,630
Sr. Sec’d. Notes, 144A, MTN
5.450%	09/18/26	1,076	1,105,941
Northwestern Mutual Global Funding,
Sr. Sec’d. Notes, 144A, MTN
4.110%	09/12/27	658	660,713
Pacific Life Global Funding II,
Sec’d. Notes, 144A, SOFR + 0.600% (Cap N/A, Floor 0.000%)
5.469%(c)	03/27/26	210	210,120
Sec’d. Notes, 144A, SOFR + 0.400%
5.578%(c)	01/27/25	500	500,123
Sr. Sec’d. Notes, 144A, SOFR + 0.620%
5.596%(c)	06/04/26(a)	800	799,992
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Principal Financial Group, Inc.,
Gtd. Notes
3.400%	05/15/25	1,493	$1,479,455
Principal Life Global Funding II,
Sec’d. Notes, 144A
4.600%	08/19/27	439	444,986
Sr. Sec’d. Notes, 144A
5.000%	01/16/27	1,043	1,062,580
			25,952,441
Iron/Steel — 0.1%
Nucor Corp.,
Sr. Unsec’d. Notes
2.000%	06/01/25(a)	1,748	1,717,297
3.950%	05/23/25(a)	1,100	1,093,524
			2,810,821
Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.750%	03/15/25	1,090	1,083,416
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.450%
5.525%(c)	11/14/24	1,836	1,836,020
Sr. Unsec’d. Notes, MTN, SOFR + 0.450% (Cap N/A, Floor 0.000%)
5.745%(c)	01/06/25	874	873,947
			2,709,967
Machinery-Diversified — 0.1%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.950%	06/06/25	256	256,941
Sr. Unsec’d. Notes, MTN, SOFR + 0.440%
5.423%(c)	03/06/26	1,500	1,501,428
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
2.056%	04/05/25(a)	1,409	1,389,464
			3,147,833
Media — 0.0%
Fox Corp.,
Sr. Unsec’d. Notes
3.050%	04/07/25	1,412	1,398,270
Mining — 0.0%
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
4.000%	04/16/25	2,101	2,089,814
Miscellaneous Manufacturing — 0.0%
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes, MTN
3.300%	11/21/24	352	351,021

A12

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas — 0.1%
Chesapeake Energy Corp.,
Gtd. Notes
5.500%	09/15/26(d)	70	$1,225
8.000%	02/09/26(d)	315	5,513
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.700%	05/01/25	1,224	1,222,342
Phillips 66,
Gtd. Notes
3.850%	04/09/25	1,523	1,514,578
			2,743,658
Oil & Gas Services — 0.0%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	05/29/27	1,096	1,118,416
Packaging & Containers — 0.0%
Sonoco Products Co.,
Sr. Unsec’d. Notes
1.800%	02/01/25	1,415	1,399,422
Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	1,471	1,460,842
3.800%	03/15/25	1,142	1,137,648
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, SOFR + 0.490%
5.540%(c)	02/20/26	301	301,732
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24	486	484,548
3.750%	09/15/25	1,621	1,608,936
EMD Finance LLC (Germany),
Gtd. Notes, 144A
3.250%	03/19/25	2,106	2,087,706
			7,081,412
Pipelines — 0.1%
Columbia Pipeline Group, Inc.,
Gtd. Notes
4.500%	06/01/25	1,641	1,636,451
Eastern Energy Gas Holdings LLC,
Sr. Unsec’d. Notes, Series A
2.500%	11/15/24	1,462	1,456,181
Enterprise Products Operating LLC,
Gtd. Notes
4.600%	01/11/27	864	874,937
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	03/01/25(a)	758	758,861
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	09/15/25	577	573,490
			5,299,920
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) — 0.2%
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, GMTN
3.450%	06/01/25	2,836	$2,813,904
ERP Operating LP,
Sr. Unsec’d. Notes
3.375%	06/01/25	1,010	1,000,041
Healthpeak OP LLC,
Gtd. Notes
3.400%	02/01/25	1,576	1,566,476
Mid-America Apartments LP,
Sr. Unsec’d. Notes
4.000%	11/15/25	1,350	1,343,526
Realty Income Corp.,
Sr. Unsec’d. Notes
3.875%	04/15/25(a)	1,189	1,182,720
Ventas Realty LP,
Gtd. Notes
2.650%	01/15/25	869	861,798
			8,768,465
Retail — 0.0%
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.250%	04/15/25	1,178	1,167,482
3.625%	04/15/25	230	228,392
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.100%	12/24/25(a)	678	686,922
			2,082,796
Semiconductors — 0.1%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
3.450%	06/15/27	1,139	1,123,197
Sr. Unsec’d. Notes, SOFR Index + 0.250%
5.578%(c)	10/01/24	1,240	1,240,000
			2,363,197
Software — 0.0%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26	881	865,714
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
3.550%	04/14/25	1,219	1,209,815
			2,075,529
Telecommunications — 0.0%
T-Mobile USA, Inc.,
Gtd. Notes
3.500%	04/15/25(a)	1,408	1,397,227

A13

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	11/01/24	1,350	$1,346,928

Total Corporate Bonds (cost $172,450,912)			172,997,978
Floating Rate and Other Loans — 0.0%
Foods — 0.0%
Moran Foods LLC,
First Lien A R 2023 FLFO PIK Term Loan, 3 Month SOFR + 2.000%
11.954%(c)	06/30/26^	402	325,559
11.954%(c)	06/30/26^	268	142,756
Super Senior DDTL
—%(p)	06/30/26^	11	10,971
			479,286
Media — 0.0%
Altice Financing SA (Luxembourg),
2022 Dollar Loan, 3 Month SOFR + 5.000%
10.301%(c)	10/31/27	109	98,009
Miscellaneous Manufacturing — 0.0%
FGI Operating Co. LLC,
Exit Term Loan
12.000%	05/16/23^	104	8,731

Total Floating Rate and Other Loans (cost $790,154)			586,026
Residential Mortgage-Backed Securities — 0.0%
Alternative Loan Trust,
Series 2005-J06, Class 2A1
5.500%	07/25/25	1	879
Banc of America Funding Trust,
Series 2006-01, Class 2A1
5.500%	01/25/36	3	2,624
Series 2006-D, Class 5A2
5.400%(cc)	05/20/36	4	3,252
Banc of America Mortgage Trust,
Series 2004-D, Class 2A1
6.422%(cc)	05/25/34	—(r)	359
Series 2004-D, Class 2A2
6.422%(cc)	05/25/34	3	2,875
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-05, Class A6, 1 Month SOFR + 0.464% (Cap 7.000%, Floor 0.350%)
5.319%(c)	05/25/37	12	4,183
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-05, Class 1A1
5.000%	07/25/20	1	649
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-01, Class 2A1
3.406%(cc)	02/25/20	1	919
GMACM Mortgage Loan Trust,
Series 2003-J10, Class A1
4.750%	01/25/19	4	3,835
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
GSR Mortgage Loan Trust,
Series 2006-02F, Class 2A1
5.750%	02/25/36	8	$7,152
HarborView Mortgage Loan Trust,
Series 2004-09, Class 2A
7.072%(cc)	12/19/34	—(r)	192
JPMorgan Mortgage Trust,
Series 2004-S01, Class 3A1
5.500%	09/25/34	7	7,629
Series 2006-A02, Class 5A1
6.581%(cc)	11/25/33	3	3,358
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2005-07, Class 1A2, 1 Month SOFR + 0.564% (Cap 9.500%, Floor 0.450%)
5.419%(c)	09/25/35	4	3,438

Total Residential Mortgage-Backed Securities (cost $49,103)			41,344
U.S. Treasury Obligations — 1.6%
U.S. Treasury Notes
4.125%	01/31/25(k)	71,927	71,794,747
4.625%	11/15/26	2,650	2,702,793

Total U.S. Treasury Obligations (cost $74,444,113)			74,497,540

Total Long-Term Investments (cost $3,644,258,843)			4,099,514,286

	Shares
Short-Term Investments — 12.7%
Affiliated Mutual Funds — 12.4%
PGIM Core Ultra Short Bond Fund(wa)	507,889,340	507,889,340
PGIM Institutional Money Market Fund (7-day effective yield 5.160%) (cost $66,014,103; includes $65,698,391 of cash collateral for securities on loan)(b)(wa)	66,042,269	66,015,852

Total Affiliated Mutual Funds (cost $573,903,444)		573,905,192

Interest Rate	Maturity Date	Principal Amount (000)#
Certificate of Deposit — 0.1%
Bank of Nova Scotia
SOFR + 0.340% (Cap N/A, Floor 0.000%)
5.180%(c)	06/04/25	2,733	2,734,888
(cost $2,733,000)
Commercial Paper(n) — 0.2%
Cisco Systems, Inc., 144A
5.241%	01/24/25	2,700	2,660,597
CNH Industrial Capital LLC
5.308%	12/06/24	1,400	1,387,275

A14

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper(n) (continued)
Coca-Cola Co. (The)
5.240%	03/06/25	1,069	$1,048,506
CRH America Finance, Inc.
4.895%	12/17/24	1,600	1,583,159
The Procter & Gamble Co.
4.909%	04/21/25	1,181	1,152,506
Walt Disney Co. (The)
5.608%	01/21/25	1,816	1,789,526

Total Commercial Paper (cost $9,606,414)			9,621,569

Total Short-Term Investments (cost $586,242,858)			586,261,649

TOTAL INVESTMENTS—101.3% (cost $4,230,501,701)			4,685,775,935

Liabilities in excess of other assets(z) — (1.3)%			(60,889,564)

Net Assets — 100.0%			$4,624,886,371

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
BARC	Barclays Bank PLC
BATE	CBOE- Europe – BXE Order Books
BOA	Bank of America, N.A.
BTP	Buoni del Tesoro Poliennali
CITI	Citibank, N.A.
CMBX	Commercial Mortgage-Backed Index
CSI	Credit Suisse International
CVT	Convertible Security
DJ	Dow Jones
EAFE	Europe, Australasia, Far East
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
HSBC	HSBC Bank PLC
LP	Limited Partnership
M	Monthly payment frequency for swaps
ML	Merrill Lynch International
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
NVDR	Non-voting Depositary Receipt
NYSE	New York Stock Exchange
OTC	Over-the-counter
PIK	Payment-in-Kind
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
RBC	Royal Bank of Canada
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank & Trust Company
TD	The Toronto-Dominion Bank
TOPIX	Tokyo Stock Price Index
UBS	UBS Securities LLC
UTS	Unit Trust Security
XASX	Australian Stock Exchange
XHKG	Hong Kong Stock Exchange
XJSE	Johannesburg Stock Exchange
XLON	London Stock Exchange
XSEC	Shenzhen Stock Exchange - Shenzhen - Hong Kong Stock Connect
XSHE	Shenzhen Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,255,412 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $64,304,250; cash collateral of $65,698,391 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(wa)	Represents investments in Funds affiliated with the Manager.

A15

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,085	2 Year U.S. Treasury Notes	Dec. 2024	$225,942,774	$879,447
1,243	5 Year U.S. Treasury Notes	Dec. 2024	136,584,333	512,190
1,861	10 Year Australian Treasury Bonds	Dec. 2024	149,755,715	(535,040)
3,713	10 Year U.S. Treasury Notes	Dec. 2024	424,326,281	(762,019)
679	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	90,370,656	(1,475,292)
1,158	DJ US Real Estate Index	Dec. 2024	45,578,880	(278,192)
3,541	Euro-BTP Italian Government Bond	Dec. 2024	478,793,944	5,942,142
956	Mini MSCI EAFE Index	Dec. 2024	118,916,840	2,293,525
932	S&P 500 E-Mini Index	Dec. 2024	270,944,050	5,392,935
602	S&P E-Mini Communication Services Index	Dec. 2024	71,863,750	2,564,809
488	TOPIX Index	Dec. 2024	89,892,503	2,944,735
524	XAF Financial Index	Dec. 2024	73,903,650	641,900
314	XAK Technology Index	Dec. 2024	72,204,300	2,100,026
883	XAU Utilities Index	Dec. 2024	72,688,560	1,949,646
				22,170,812
Short Positions:
2,954	10 Year Euro-Bund	Dec. 2024	443,650,029	(2,333,641)
159	10 Year Japanese Bonds	Dec. 2024	160,023,308	350,896
55	10 Year U.S. Ultra Treasury Notes	Dec. 2024	6,506,328	(20,787)
379	20 Year U.S. Treasury Bonds	Dec. 2024	47,067,063	(36,159)
1,877	Mini MSCI Emerging Markets Index	Dec. 2024	110,057,895	(7,033,250)
622	Russell 2000 E-Mini Index	Dec. 2024	69,950,120	(1,338,160)
463	XAB Materials Index	Dec. 2024	47,809,380	(1,943,220)
609	XAP Consumer Staples Index	Dec. 2024	51,564,030	487,200
				(11,867,121)
				$10,303,691
Forward foreign currency exchange contracts outstanding at September 30, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/29/24	BARC	AUD	20,822	$13,758,995	$14,402,328	$643,333	$—
British Pound,
Expiring 10/29/24	BARC	GBP	1,144	1,498,405	1,529,796	31,391	—
Expiring 10/29/24	ML	GBP	2,710	3,631,389	3,623,073	—	(8,316)
Expiring 10/29/24	RBC	GBP	3,593	4,810,853	4,803,077	—	(7,776)
Canadian Dollar,
Expiring 10/22/24	CITI	CAD	62,099	46,123,708	45,939,721	—	(183,987)
Expiring 10/29/24	SSB	CAD	30,578	22,237,119	22,624,886	387,767	—
Danish Krone,
Expiring 10/29/24	BARC	DKK	9,908	1,446,090	1,481,918	35,828	—
Euro,
Expiring 10/29/24	BARC	EUR	1,110	1,241,023	1,237,255	—	(3,768)
Expiring 10/29/24	BARC	EUR	1,097	1,213,915	1,223,057	9,142	—
Expiring 10/29/24	RBC	EUR	1,215	1,322,511	1,354,154	31,643	—
Japanese Yen,
Expiring 10/22/24	MSI	JPY	6,599,578	47,113,016	46,067,525	—	(1,045,491)
A16

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/29/24	BARC	JPY	584,268	$3,991,189	$4,082,779	$91,590	$—
Expiring 10/29/24	BARC	JPY	161,046	1,130,309	1,125,366	—	(4,943)
Expiring 10/29/24	CITI	JPY	4,250,057	27,849,810	29,698,760	1,848,950	—
Expiring 10/29/24	CITI	JPY	118,284	821,186	826,550	5,364	—
Expiring 10/29/24	RBC	JPY	185,246	1,285,720	1,294,472	8,752	—
Expiring 10/29/24	RBC	JPY	135,759	964,504	948,667	—	(15,837)
Expiring 10/29/24	SSB	JPY	281,521	1,976,242	1,967,229	—	(9,013)
Expiring 10/29/24	SSB	JPY	185,374	1,307,656	1,295,367	—	(12,289)
Expiring 10/29/24	SSB	JPY	125,084	890,038	874,071	—	(15,967)
Expiring 10/29/24	SSB	JPY	118,625	781,660	828,932	47,272	—
Norwegian Krone,
Expiring 10/22/24	BARC	NOK	960,689	89,978,124	91,057,387	1,079,263	—
Singapore Dollar,
Expiring 10/29/24	BARC	SGD	1,628	1,238,672	1,268,676	30,004	—
Swedish Krona,
Expiring 10/22/24	BARC	SEK	696,092	68,046,860	68,617,205	570,345	—
Expiring 10/29/24	SSB	SEK	30,781	2,860,440	3,035,298	174,858	—
Swiss Franc,
Expiring 10/29/24	BARC	CHF	1,110	1,316,913	1,316,348	—	(565)
Expiring 10/29/24	BARC	CHF	986	1,171,516	1,169,346	—	(2,170)
Expiring 10/29/24	ML	CHF	1,583	1,876,068	1,877,360	1,292	—
				$351,883,931	$355,570,603	4,996,794	(1,310,122)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/29/24	BARC	GBP	790	$1,049,727	$1,056,114	$—	$(6,387)
Expiring 10/29/24	SSB	GBP	7,535	9,719,723	10,073,805	—	(354,082)
Expiring 10/29/24	SSB	GBP	601	762,987	803,295	—	(40,308)
Danish Krone,
Expiring 10/29/24	CITI	DKK	20,542	2,999,879	3,072,516	—	(72,637)
Expiring 10/29/24	CITI	DKK	8,339	1,250,770	1,247,266	3,504	—
Euro,
Expiring 10/22/24	BARC	EUR	121,152	134,579,927	134,990,292	—	(410,365)
Expiring 10/29/24	BARC	EUR	1,563	1,741,263	1,741,533	—	(270)
Expiring 10/29/24	BARC	EUR	1,068	1,161,747	1,189,832	—	(28,085)
Expiring 10/29/24	BARC	EUR	1,056	1,177,989	1,177,547	442	—
Expiring 10/29/24	CITI	EUR	3,291	3,656,722	3,668,103	—	(11,381)
Expiring 10/29/24	CITI	EUR	780	868,966	868,954	12	—
Expiring 10/29/24	CITI	EUR	147	160,337	164,322	—	(3,985)
Expiring 10/29/24	ML	EUR	5,552	6,159,043	6,188,214	—	(29,171)
Expiring 10/29/24	ML	EUR	4,613	5,164,024	5,141,588	22,436	—
Expiring 10/29/24	ML	EUR	3,300	3,671,302	3,678,363	—	(7,061)
Expiring 10/29/24	ML	EUR	1,401	1,552,874	1,561,705	—	(8,831)
Expiring 10/29/24	RBC	EUR	2,301	2,557,412	2,564,175	—	(6,763)
Expiring 10/29/24	RBC	EUR	2,232	2,495,373	2,487,231	8,142	—
Expiring 10/29/24	RBC	EUR	854	944,701	951,533	—	(6,832)
Expiring 10/29/24	SSB	EUR	2,146	2,386,936	2,391,532	—	(4,596)
Expiring 10/29/24	SSB	EUR	1,686	1,880,505	1,879,668	837	—
Expiring 10/29/24	SSB	EUR	1,312	1,465,651	1,462,622	3,029	—
Hong Kong Dollar,
Expiring 10/29/24	SSB	HKD	9,543	1,226,469	1,228,059	—	(1,590)
A17

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hong Kong Dollar (cont’d.),
Expiring 10/29/24	TD	HKD	53,677	$6,890,882	$6,907,512	$—	$(16,630)
Japanese Yen,
Expiring 10/29/24	BARC	JPY	683,678	4,788,494	4,777,438	11,056	—
Expiring 10/29/24	ML	JPY	509,175	3,565,090	3,558,036	7,054	—
Expiring 10/29/24	ML	JPY	150,827	1,048,860	1,053,956	—	(5,096)
Expiring 10/29/24	RBC	JPY	704,110	4,642,163	4,920,214	—	(278,051)
Expiring 10/29/24	SSB	JPY	153,785	1,052,205	1,074,624	—	(22,419)
Singapore Dollar,
Expiring 10/29/24	BARC	SGD	1,516	1,131,624	1,181,070	—	(49,446)
Expiring 10/29/24	SSB	SGD	112	85,107	87,606	—	(2,499)
Swiss Franc,
Expiring 10/22/24	BARC	CHF	96,564	114,298,205	114,398,701	—	(100,496)
Expiring 10/22/24	CITI	CHF	40,078	47,539,634	47,480,182	59,452	—
Expiring 10/29/24	CITI	CHF	6,967	7,930,709	8,260,498	—	(329,789)
Expiring 10/29/24	SSB	CHF	738	869,725	874,895	—	(5,170)
				$382,477,025	$384,163,001	115,964	(1,801,940)
						$5,112,758	$(3,112,062)
Cross currency exchange contracts outstanding at September 30, 2024:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/22/24	Buy	JPY	6,654,228	EUR	41,624	$70,825	$—	CITI
Credit default swap agreements outstanding at September 30, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Buy Protection(1):
ABX.HE.AAA	05/25/46	0.110%(Q)	190	$1,760	$—	$1,760	BARC
ABX.HE.AAA	05/25/46	0.110%(Q)	170	1,574	—	1,574	CSI
ABX.HE.AAA	05/25/46	0.110%(Q)	150	1,389	—	1,389	BOA
ABX.HE.AAA	05/25/46	0.110%(Q)	90	833	—	833	CSI
ABX.HE.AAA	05/25/46	0.110%(M)	70	648	—	648	BOA
CMBX.NA.BBB-^	02/17/51	5.000%(M)	350	—	—	—	CITI
				$6,204	$—	$6,204
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap
A18

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A19